REDEEMABLE NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Balance	$ 23,901	$ 8,647	$ 2,041
Investment by redeemable non-controlling interest	0	0	2,330
Net loss attributable to redeemable non-controlling interest	(743)	(1,169)	(1,311)
Adjustment to redeemable non-controlling interest	(14,979)	16,689	5,487
Foreign currency translation	(99)	(266)	100
Balance	$ 8,080	$ 23,901	$ 8,647